Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Boeing Co. (The)	1,282,461	$235,075,101
BWX Technologies Inc.(a)	81,859	4,636,494
Curtiss-Wright Corp.	99,443	8,878,271
General Dynamics Corp.	608,747	90,983,327
HEICO Corp.	20,975	2,090,159
HEICO Corp., Class A	36,533	2,967,941
Hexcel Corp.	199,759	9,033,102
Howmet Aerospace Inc.	946,156	14,996,573
Huntington Ingalls Industries Inc.	85,837	14,977,698
L3Harris Technologies Inc.	516,926	87,706,834
Mercury Systems Inc.(a)(b)	24,339	1,914,506
Northrop Grumman Corp.	30,745	9,452,243
Raytheon Technologies Corp.	3,423,458	210,953,482
Spirit AeroSystems Holdings Inc., Class A(a)	251,242	6,014,733
Teledyne Technologies Inc.(b)	86,892	27,019,067
Textron Inc.(a)	545,801	17,962,311
TransDigm Group Inc.	97,437	43,072,026
Virgin Galactic Holdings Inc.(a)(b)	21,510	351,473

		788,085,341

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.(a)	267,827	21,174,403
Expeditors International of Washington Inc.	154,005	11,710,540
FedEx Corp.	579,989	81,326,058
United Parcel Service Inc., Class B	575,805	64,018,000
XPO Logistics Inc.(a)(b)	206,785	15,974,141

		194,203,142

Airlines — 0.4%
Alaska Air Group Inc.	287,473	10,423,771
American Airlines Group Inc.(a)	1,184,113	15,476,357
Copa Holdings SA, Class A, NVS(a)	75,102	3,797,157
Delta Air Lines Inc.	1,528,807	42,883,036
JetBlue Airways Corp.(a)(b)	645,839	7,039,645
Southwest Airlines Co.	1,413,311	48,306,970
United Airlines Holdings Inc.(a)(b)	695,593	24,074,474

		152,001,410

Auto Components — 0.3%
Aptiv PLC	642,326	50,050,042
BorgWarner Inc.	496,073	17,511,377
Gentex Corp.	587,913	15,150,518
Lear Corp.	143,608	15,656,144

		98,368,081

Automobiles — 0.5%
Ford Motor Co.	9,353,333	56,868,265
General Motors Co.	2,998,926	75,872,828
Harley-Davidson Inc.(a)	366,565	8,713,250
Thor Industries Inc.	132,176	14,080,709

		155,535,052

Banks — 7.1%
Associated Banc-Corp.	363,201	4,968,590
Bank of America Corp.	18,577,351	441,212,086
Bank of Hawaii Corp.	94,475	5,801,710
Bank OZK	292,628	6,867,979
BOK Financial Corp.	75,145	4,241,184
Citigroup Inc.	5,000,760	255,538,836
Citizens Financial Group Inc.	1,021,645	25,786,320
Comerica Inc.	333,478	12,705,512
Commerce Bancshares Inc.(a)	241,023	14,333,638

Security	Shares	Value

Banks (continued)
Cullen/Frost Bankers Inc.	134,169	$10,023,766
East West Bancorp. Inc.	337,880	12,244,771
Fifth Third Bancorp	1,705,191	32,876,082
First Citizens BancShares Inc./NC, Class A	15,994	6,477,890
First Hawaiian Inc.	310,580	5,354,399
First Horizon National Corp.	738,528	7,355,739
First Republic Bank/CA	408,311	43,276,883
FNB Corp.	772,716	5,795,370
Huntington Bancshares Inc./OH	2,421,232	21,875,831
JPMorgan Chase & Co.	7,274,957	684,282,455
KeyCorp	2,329,017	28,367,427
M&T Bank Corp.	306,974	31,916,087
PacWest Bancorp	279,645	5,511,803
People’s United Financial Inc.	1,013,629	11,727,688
Pinnacle Financial Partners Inc.	177,025	7,433,280
PNC Financial Services Group Inc. (The)	1,018,146	107,119,141
Popular Inc.(a)	208,008	7,731,657
Prosperity Bancshares Inc.	213,930	12,703,163
Regions Financial Corp.	2,303,434	25,614,186
Signature Bank/New York NY	124,684	13,331,213
Sterling Bancorp./DE	463,230	5,429,056
SVB Financial Group(b)	123,219	26,557,391
Synovus Financial Corp.	350,434	7,194,410
TCF Financial Corp.	361,573	10,637,478
Truist Financial Corp.	3,233,713	121,425,923
U.S. Bancorp	3,263,135	120,148,631
Umpqua Holdings Corp.	527,171	5,609,099
Webster Financial Corp.	214,524	6,137,532
Wells Fargo & Co.	9,017,904	230,858,342
Western Alliance Bancorp	232,543	8,806,403
Wintrust Financial Corp.	136,816	5,967,914
Zions Bancorp. N.A.	386,962	13,156,708

		2,414,403,573

Beverages — 1.2%
Brown-Forman Corp., Class A	16,012	921,811
Brown-Forman Corp., Class B, NVS(a)	64,092	4,080,097
Coca-Cola Co. (The)	3,834,567	171,328,453
Constellation Brands Inc., Class A	382,702	66,953,715
Keurig Dr Pepper Inc.	818,795	23,253,778
Molson Coors Beverage Co., Class B	418,348	14,374,437
PepsiCo Inc.	886,737	117,279,836

		398,192,127

Biotechnology — 1.3%
AbbVie Inc.	253,863	24,924,269
Acceleron Pharma Inc.(b)	6,601	628,877
Agios Pharmaceuticals Inc.(a)(b)	133,073	7,116,744
Alexion Pharmaceuticals Inc.(b)	431,573	48,439,754
Alkermes PLC(a)(b)	378,240	7,339,747
Biogen Inc.(b)	272,119	72,805,438
BioMarin Pharmaceutical Inc.(b)	40,274	4,967,395
Bluebird Bio Inc.(a)(b)	85,501	5,218,981
Exact Sciences Corp.(b)	46,687	4,058,968
Exelixis Inc.(b)	463,851	11,011,823
Gilead Sciences Inc.	3,015,659	232,024,804
Ionis Pharmaceuticals Inc.(b)	159,054	9,377,824
Sage Therapeutics Inc.(b)	113,568	4,722,157
United Therapeutics Corp.(b)	103,997	12,583,637

		445,220,418

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products — 0.7%
Allegion PLC	77,303	$7,901,913
AO Smith Corp.	314,631	14,825,413
Armstrong World Industries Inc.	71,949	5,609,144
Carrier Global Corp.	1,334,881	29,661,056
Fortune Brands Home & Security Inc.	330,121	21,104,635
Johnson Controls International PLC	1,786,276	60,983,463
Lennox International Inc.	82,880	19,310,211
Masco Corp.	630,019	31,633,254
Owens Corning	256,220	14,286,827
Trane Technologies PLC	572,882	50,975,040

		256,290,956

Capital Markets — 4.1%
Affiliated Managers Group Inc.(a)	112,379	8,378,978
Ameriprise Financial Inc.	294,894	44,245,896
Apollo Global Management Inc.	206,075	10,287,264
Bank of New York Mellon Corp. (The)	1,916,150	74,059,197
BlackRock Inc.(c)	353,462	192,315,140
Carlyle Group Inc. (The)	252,851	7,054,543
Cboe Global Markets Inc.	205,207	19,141,709
Charles Schwab Corp. (The)(a)	2,773,269	93,570,096
CME Group Inc.	852,209	138,518,051
E*TRADE Financial Corp.	530,353	26,374,455
Eaton Vance Corp., NVS	265,386	10,243,900
Evercore Inc., Class A	94,641	5,576,248
Franklin Resources Inc.	649,366	13,617,205
Goldman Sachs Group Inc. (The)	795,432	157,193,272
Interactive Brokers Group Inc., Class A(a)	172,846	7,219,777
Intercontinental Exchange Inc.	840,000	76,944,000
Invesco Ltd.	903,720	9,724,027
KKR & Co. Inc.	1,277,505	39,449,354
Lazard Ltd., Class A	241,695	6,919,728
Legg Mason Inc.	199,234	9,911,891
LPL Financial Holdings Inc.	173,320	13,588,288
Morgan Stanley	2,647,569	127,877,583
Morningstar Inc.	8,337	1,175,267
Nasdaq Inc.	274,353	32,776,953
Northern Trust Corp.	460,528	36,538,291
Raymond James Financial Inc.	294,261	20,253,985
S&P Global Inc.	237,077	78,112,130
SEI Investments Co.	276,446	15,199,001
State Street Corp.	844,181	53,647,702
T Rowe Price Group Inc.	404,772	49,989,342
TD Ameritrade Holding Corp.	622,390	22,642,548
Tradeweb Markets Inc., Class A(a)	29,515	1,716,002
Virtu Financial Inc., Class A	16,036	378,450

		1,404,640,273

Chemicals — 3.0%
Air Products & Chemicals Inc.	462,860	111,762,175
Albemarle Corp.	252,981	19,532,663
Ashland Global Holdings Inc.	132,572	9,160,725
Axalta Coating Systems Ltd.(b)	504,793	11,383,082
Cabot Corp.	133,459	4,944,656
Celanese Corp.	282,421	24,384,229
CF Industries Holdings Inc.	511,783	14,401,574
Chemours Co. (The)	391,396	6,007,929
Corteva Inc.(b)	1,798,955	48,194,004
Dow Inc.(b)	1,780,778	72,584,511
DuPont de Nemours Inc.	1,764,397	93,742,413
Eastman Chemical Co.	325,102	22,640,103

Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	478,937	$95,284,516
Element Solutions Inc.(b)	520,055	5,642,597
FMC Corp.	249,262	24,831,480
Huntsman Corp.	479,977	8,625,187
International Flavors & Fragrances Inc.	256,460	31,406,092
Linde PLC	1,261,481	267,572,735
LyondellBasell Industries NV, Class A	614,961	40,415,237
Mosaic Co. (The)	827,831	10,356,166
NewMarket Corp.	2,810	1,125,349
Olin Corp.	341,689	3,926,007
PPG Industries Inc.	565,785	60,007,157
RPM International Inc.	50,248	3,771,615
Scotts Miracle-Gro Co. (The)	6,116	822,418
Valvoline Inc.	444,099	8,584,434
Westlake Chemical Corp.	81,233	4,358,150
WR Grace & Co.	86,467	4,393,388

		1,009,860,592

Commercial Services & Supplies — 0.5%
ADT Inc.(a)	268,220	2,140,396
Cintas Corp.	24,128	6,426,734
Clean Harbors Inc.(b)	123,322	7,396,854
IAA Inc.(a)(b)	245,234	9,458,675
MSA Safety Inc.	67,840	7,763,610
Republic Services Inc.	503,326	41,297,898
Rollins Inc.	44,410	1,882,540
Stericycle Inc.(a)(b)	218,938	12,256,149
Waste Management Inc.	882,798	93,497,136

		182,119,992

Communications Equipment — 1.8%
Arista Networks Inc.(b)	25,041	5,259,361
Ciena Corp.(b)	366,342	19,841,083
Cisco Systems Inc.	10,198,845	475,674,131
CommScope Holding Co. Inc.(a)(b)	434,357	3,618,194
EchoStar Corp., Class A(a)(b)	115,220	3,221,551
F5 Networks Inc.(b)	146,085	20,375,936
Juniper Networks Inc.	787,977	18,013,154
Lumentum Holdings Inc.(b)	160,121	13,038,653
Motorola Solutions Inc.	366,244	51,321,772
Ubiquiti Inc.	3,810	665,073
ViaSat Inc.(a)(b)	138,108	5,299,204

		616,328,112

Construction & Engineering — 0.2%
AECOM(b)	366,273	13,764,539
Jacobs Engineering Group Inc.(a)	300,174	25,454,755
Quanta Services Inc.(a)	261,516	10,259,273
Valmont Industries Inc.	50,200	5,703,724

		55,182,291

Construction Materials — 0.2%
Eagle Materials Inc.(a)	98,887	6,943,845
Martin Marietta Materials Inc.(a)	149,003	30,779,550
Vulcan Materials Co.	316,886	36,711,243

		74,434,638

Consumer Finance — 0.9%
Ally Financial Inc.	895,549	17,758,737
American Express Co.	1,570,236	149,486,467
Capital One Financial Corp.	1,086,197	67,985,070
Credit Acceptance Corp.(a)(b)	22,629	9,481,777
Discover Financial Services	734,790	36,805,631
LendingTree Inc.(b)	1,186	343,383

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	155,760	$3,822,350
Santander Consumer USA Holdings Inc.(a)	180,911	3,330,572
SLM Corp.	689,754	4,848,971
Synchrony Financial	1,397,681	30,972,611

		324,835,569

Containers & Packaging — 0.6%
Amcor PLC(b)	3,269,877	33,385,444
AptarGroup Inc.	153,952	17,239,545
Ardagh Group SA	26,179	337,971
Avery Dennison Corp.	117,306	13,383,442
Ball Corp.	48,960	3,402,230
Berry Global Group Inc.(a)(b)	210,084	9,310,923
Crown Holdings Inc.(a)(b)	278,753	18,155,183
Graphic Packaging Holding Co.	520,935	7,287,881
International Paper Co.	942,788	33,195,565
Packaging Corp. of America	224,527	22,407,795
Sealed Air Corp.	372,495	12,236,461
Silgan Holdings Inc.	188,469	6,104,511
Sonoco Products Co.	240,059	12,552,685
Westrock Co.	614,952	17,378,543

		206,378,179

Distributors — 0.1%
Genuine Parts Co.	336,841	29,291,693
LKQ Corp.(b)	725,919	19,019,078

		48,310,771

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(b)	42,292	4,956,622
frontdoor Inc.(a)(b)	170,693	7,566,821
Graham Holdings Co., Class B	9,900	3,392,433
Grand Canyon Education Inc.(a)(b)	111,791	10,120,439
H&R Block Inc.	137,341	1,961,230
Service Corp. International	416,811	16,209,780
ServiceMaster Global Holdings Inc.(a)(b)	317,022	11,314,515

		55,521,840

Diversified Financial Services — 2.6%
Berkshire Hathaway Inc., Class B(b)	4,682,562	835,884,143
Equitable Holdings Inc.	974,593	18,799,899
Jefferies Financial Group Inc.	543,343	8,448,984
Voya Financial Inc.	301,176	14,049,860

		877,182,886

Diversified Telecommunication Services — 3.3%
AT&T Inc.	17,126,813	517,743,557
CenturyLink Inc.	2,622,796	26,306,644
GCI Liberty Inc., Class A(a)(b)	236,480	16,818,458
Verizon Communications Inc.	9,951,904	548,648,467

		1,109,517,126

Electric Utilities — 3.6%
Alliant Energy Corp.	598,816	28,647,357
American Electric Power Co. Inc.	1,191,771	94,912,642
Avangrid Inc.	135,840	5,702,563
Duke Energy Corp.	1,763,848	140,913,817
Edison International	857,690	46,581,144
Entergy Corp.	481,692	45,187,527
Evergy Inc.	542,655	32,174,015
Eversource Energy	808,473	67,321,547
Exelon Corp.	2,336,273	84,783,347
FirstEnergy Corp.	1,299,659	50,400,776
Hawaiian Electric Industries Inc.	256,381	9,245,099

Security	Shares	Value

Electric Utilities (continued)
Idacorp Inc.	120,711	$10,546,520
NextEra Energy Inc.	1,175,359	282,285,971
NRG Energy Inc.	380,685	12,395,104
OGE Energy Corp.	478,939	14,540,588
PG&E Corp.(a)(b)	1,270,722	11,271,304
Pinnacle West Capital Corp.	269,735	19,768,878
PPL Corp.	1,847,879	47,749,193
Southern Co. (The)	2,535,720	131,477,082
Xcel Energy Inc.	1,260,577	78,786,063

		1,214,690,537

Electrical Equipment — 0.9%
Acuity Brands Inc.(a)	94,250	9,023,495
AMETEK Inc.	549,666	49,123,650
Eaton Corp. PLC	960,013	83,981,937
Emerson Electric Co.	1,428,524	88,611,344
Generac Holdings Inc.(b)	12,885	1,571,068
GrafTech International Ltd.(a)	207,601	1,656,656
Hubbell Inc.	129,477	16,231,237
nVent Electric PLC	372,372	6,974,528
Regal Beloit Corp.(a)	97,029	8,472,572
Rockwell Automation Inc.	142,894	30,436,422
Sensata Technologies Holding PLC(a)(b)	369,819	13,768,361

		309,851,270

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	281,800	26,999,258
Arrow Electronics Inc.(b)	186,884	12,837,062
Avnet Inc.	234,916	6,550,633
Coherent Inc.(a)(b)	10,068	1,318,706
Corning Inc.	1,798,070	46,570,013
Dolby Laboratories Inc., Class A	133,200	8,773,884
FLIR Systems Inc.	312,601	12,682,222
IPG Photonics Corp.(a)(b)	79,466	12,745,552
Jabil Inc.	285,361	9,154,381
Keysight Technologies Inc.(b)	297,819	30,014,199
Littelfuse Inc.(a)	56,422	9,627,286
National Instruments Corp.	308,825	11,954,616
SYNNEX Corp.	99,518	11,919,271
Trimble Inc.(a)(b)	605,612	26,156,382
Zebra Technologies Corp., Class A(b)	10,823	2,770,147

		230,073,612

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,573,684	24,218,997
Halliburton Co.	2,099,917	27,256,922
Helmerich & Payne Inc.	250,370	4,884,719
National Oilwell Varco Inc.(a)	929,915	11,391,459
Schlumberger Ltd.	3,331,792	61,271,655

		129,023,752

Entertainment — 2.0%
Activision Blizzard Inc.	1,108,896	84,165,206
Electronic Arts Inc.(b)	589,575	77,853,379
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	59,300	1,730,374
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	475,043	15,063,614
Lions Gate Entertainment Corp., Class A(b)	103,198	764,697
Lions Gate Entertainment Corp., Class B, NVS(b)	274,315	1,873,571
Madison Square Garden Entertainment Corp.(a)(b)	44,590	3,344,250
Madison Square Garden Sports Corp.(a)(b)	44,935	6,600,502
Take-Two Interactive Software Inc.(b)	20,208	2,820,431

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Walt Disney Co. (The)	4,340,724	$484,034,133
Zynga Inc., Class A(a)(b)	376,367	3,590,541

		681,840,698

Equity Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities Inc.	300,248	48,715,238
American Campus Communities Inc.	328,056	11,468,838
American Homes 4 Rent, Class A(a)	622,138	16,735,512
Americold Realty Trust	432,429	15,697,173
Apartment Investment & Management Co., Class A	354,819	13,355,387
Apple Hospitality REIT Inc.	502,350	4,852,701
AvalonBay Communities Inc.	337,453	52,183,732
Boston Properties Inc.	372,922	33,704,690
Brandywine Realty Trust	403,811	4,397,502
Brixmor Property Group Inc.	709,960	9,101,687
Brookfield Property REIT Inc., Class A	31,978	318,501
Camden Property Trust	226,077	20,622,744
CoreSite Realty Corp.	31,395	3,800,679
Corporate Office Properties Trust	269,019	6,816,941
Cousins Properties Inc.	354,726	10,581,477
Crown Castle International Corp.	66,842	11,186,009
CubeSmart	462,985	12,495,965
CyrusOne Inc.	275,583	20,048,663
Digital Realty Trust Inc.(a)	641,216	91,123,206
Douglas Emmett Inc.	398,697	12,224,050
Duke Realty Corp.	883,155	31,254,855
Empire State Realty Trust Inc., Class A	350,477	2,453,339
EPR Properties	186,800	6,188,684
Equity Commonwealth	279,691	9,006,050
Equity LifeStyle Properties Inc.	245,912	15,364,582
Equity Residential	881,391	51,843,419
Essex Property Trust Inc.	156,350	35,830,730
Extra Space Storage Inc.(a)	89,479	8,265,175
Federal Realty Investment Trust	180,350	15,367,624
First Industrial Realty Trust Inc.	302,500	11,628,100
Gaming and Leisure Properties Inc.(a)	487,278	16,859,819
Healthcare Trust of America Inc., Class A(a)	520,925	13,814,931
Healthpeak Properties Inc.	1,292,907	35,632,517
Highwoods Properties Inc.	246,492	9,201,546
Host Hotels & Resorts Inc.(a)	1,675,714	18,080,954
Hudson Pacific Properties Inc.	359,938	9,056,040
Invitation Homes Inc.(a)	1,304,903	35,923,980
Iron Mountain Inc.	283,795	7,407,050
JBG SMITH Properties	291,885	8,631,039
Kilroy Realty Corp.	275,348	16,162,928
Kimco Realty Corp.	989,926	12,710,650
Lamar Advertising Co., Class A	205,974	13,750,824
Life Storage Inc.	111,774	10,612,941
Medical Properties Trust Inc.	1,246,481	23,433,843
Mid-America Apartment Communities Inc.	273,049	31,310,529
National Retail Properties Inc.	410,434	14,562,198
Omega Healthcare Investors Inc.	539,222	16,031,070
Outfront Media Inc.	346,034	4,903,302
Paramount Group Inc.	453,433	3,495,968
Park Hotels & Resorts Inc.	573,760	5,674,486
Prologis Inc.(a)	1,767,397	164,951,162
Public Storage	125,494	24,081,044
Rayonier Inc.	326,980	8,105,834
Realty Income Corp.	824,755	49,072,923
Regency Centers Corp.	403,851	18,532,722
Rexford Industrial Realty Inc.	278,156	11,524,003

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.	229,385	$68,338,379
Simon Property Group Inc.	155,417	10,627,415
SL Green Realty Corp.	185,294	9,133,141
Spirit Realty Capital Inc.	246,492	8,592,711
STORE Capital Corp.	538,668	12,825,685
Sun Communities Inc.	231,694	31,436,242
Taubman Centers Inc.	143,791	5,429,548
UDR Inc.	702,153	26,246,479
Ventas Inc.	894,918	32,771,897
VEREIT Inc.	2,588,037	16,641,078
VICI Properties Inc.	1,125,346	22,720,736
Vornado Realty Trust	420,530	16,068,451
Weingarten Realty Investors	290,653	5,502,061
Welltower Inc.	1,002,744	51,892,002
Weyerhaeuser Co.	1,791,225	40,230,914
WP Carey Inc.	410,136	27,745,700

		1,556,359,995

Food & Staples Retailing — 1.8%
Casey’s General Stores Inc.(a)	88,234	13,192,748
Costco Wholesale Corp.	124,005	37,599,556
Grocery Outlet Holding Corp.(a)(b)	77,672	3,169,018
Kroger Co. (The)	1,856,652	62,847,670
Sprouts Farmers Market Inc.(a)(b)	44,343	1,134,737
Sysco Corp.	334,969	18,309,406
U.S. Foods Holding Corp.(a)(b)	526,552	10,383,605
Walgreens Boots Alliance Inc.	1,758,732	74,552,649
Walmart Inc.	3,346,873	400,888,448

		622,077,837

Food Products — 2.0%
Archer-Daniels-Midland Co.	1,328,602	53,011,220
Beyond Meat Inc.(a)(b)	24,945	3,342,131
Bunge Ltd.	330,910	13,610,328
Campbell Soup Co.	211,230	10,483,345
Conagra Brands Inc.	1,168,833	41,107,857
Flowers Foods Inc.	467,057	10,443,395
General Mills Inc.	1,456,388	89,786,320
Hain Celestial Group Inc. (The)(a)(b)	194,971	6,143,536
Hershey Co. (The)	80,646	10,453,334
Hormel Foods Corp.(a)	669,142	32,299,484
Ingredion Inc.	160,867	13,351,961
JM Smucker Co. (The)	264,755	28,013,727
Kellogg Co.	397,809	26,279,263
Kraft Heinz Co. (The)	1,552,959	49,523,862
Lamb Weston Holdings Inc.	269,678	17,240,515
McCormick & Co. Inc./MD, NVS(a)	131,133	23,526,572
Mondelez International Inc., Class A	3,390,995	173,381,574
Pilgrim’s Pride Corp.(a)(b)	78,937	1,333,246
Post Holdings Inc.(b)	152,715	13,380,888
Seaboard Corp.	607	1,780,829
TreeHouse Foods Inc.(a)(b)	138,681	6,074,228
Tyson Foods Inc., Class A	689,412	41,164,790

		665,732,405

Gas Utilities — 0.2%
Atmos Energy Corp.	290,504	28,928,388
National Fuel Gas Co.	198,206	8,310,777
UGI Corp.	498,487	15,851,887

		53,091,052

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	2,557,282	233,812,293

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International Inc.	710,204	$61,148,564
Becton Dickinson and Co.(a)	647,930	155,030,211
Boston Scientific Corp.(b)	3,355,460	117,810,201
Cooper Companies Inc. (The)	102,632	29,110,540
Danaher Corp.	1,503,547	265,872,216
Dentsply Sirona Inc.(a)	524,054	23,089,819
Envista Holdings Corp.(a)(b)	382,414	8,065,111
Globus Medical Inc., Class A(b)	177,617	8,474,107
Haemonetics Corp.(b)	7,991	715,674
Hill-Rom Holdings Inc.	141,069	15,486,555
Hologic Inc.(b)	185,661	10,582,677
ICU Medical Inc.(b)	34,083	6,281,838
Integra LifeSciences Holdings Corp.(a)(b)	171,011	8,035,807
Medtronic PLC	3,221,619	295,422,462
Steris PLC(a)	190,842	29,282,797
Stryker Corp.	560,635	101,020,821
Tandem Diabetes Care Inc.(b)	15,287	1,512,190
Teleflex Inc.	41,621	15,149,212
Varian Medical Systems Inc.(b)	190,114	23,292,767
Zimmer Biomet Holdings Inc.	496,807	59,298,884

		1,468,494,746

Health Care Providers & Services — 2.6%
Acadia Healthcare Co. Inc.(a)(b)	210,590	5,290,021
AmerisourceBergen Corp.	181,671	18,306,987
Anthem Inc.	450,273	118,412,794
Centene Corp.(a)(b)	971,785	61,756,937
Cigna Corp.(b)	634,457	119,055,856
CVS Health Corp.	3,139,439	203,969,352
DaVita Inc.(b)	165,526	13,099,728
Encompass Health Corp.	127,964	7,924,810
HCA Healthcare Inc.	304,925	29,596,020
Henry Schein Inc.(b)	341,745	19,954,491
Humana Inc.	196,415	76,159,916
Laboratory Corp. of America Holdings(b)	219,723	36,498,187
McKesson Corp.	98,803	15,158,356
Molina Healthcare Inc.(b)	36,638	6,520,831
Premier Inc., Class A(a)(b)	147,505	5,056,471
Quest Diagnostics Inc.	320,494	36,523,496
UnitedHealth Group Inc.	380,906	112,348,225
Universal Health Services Inc., Class B	176,512	16,396,200

		902,028,678

Health Care Technology — 0.0%
Change Healthcare Inc.(a)(b)	153,942	1,724,151
Teladoc Health Inc.(b)	16,999	3,244,089

		4,968,240

Hotels, Restaurants & Leisure — 2.3%
Aramark	547,091	12,347,844
Caesars Entertainment Corp.(b)	1,364,665	16,553,387
Carnival Corp.(a)	1,128,178	18,524,683
Choice Hotels International Inc.(a)	83,362	6,577,262
Darden Restaurants Inc.	311,795	23,624,707
Dunkin’ Brands Group Inc.	29,081	1,896,954
Extended Stay America Inc.(a)	424,078	4,745,433
Hilton Worldwide Holdings Inc.	654,578	48,078,754
Hyatt Hotels Corp., Class A	83,770	4,212,793
Las Vegas Sands Corp.	456,272	20,778,627
Marriott International Inc./MD, Class A	644,525	55,255,128
McDonald’s Corp.	1,532,291	282,661,721
MGM Resorts International(a)	1,128,348	18,956,246

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Norwegian Cruise Line Holdings Ltd.(a)(b)	613,494	$10,079,706
Planet Fitness Inc., Class A(b)	82,993	5,026,886
Royal Caribbean Cruises Ltd.(a)	410,129	20,629,489
Six Flags Entertainment Corp.	182,940	3,514,277
Starbucks Corp.	1,187,372	87,378,706
Vail Resorts Inc.(a)	88,098	16,047,051
Wyndham Destinations Inc.	201,296	5,672,521
Wyndham Hotels & Resorts Inc.(a)	219,749	9,365,702
Wynn Resorts Ltd.	176,672	13,160,297
Yum China Holdings Inc.(a)	804,634	38,678,756
Yum! Brands Inc.	668,693	58,116,109

		781,883,039

Household Durables — 0.7%
DR Horton Inc.	792,598	43,949,559
Garmin Ltd.	358,552	34,958,820
Leggett & Platt Inc.	316,385	11,120,933
Lennar Corp., Class A	648,860	39,982,753
Lennar Corp., Class B	37,607	1,733,306
Mohawk Industries Inc.(a)(b)	139,221	14,167,129
Newell Brands Inc.	920,494	14,617,445
NVR Inc.(b)	7,205	23,479,294
PulteGroup Inc.	641,089	21,816,259
Tempur Sealy International Inc.(b)	29,333	2,110,509
Toll Brothers Inc.	277,475	9,042,910
Whirlpool Corp.	146,196	18,936,768

		235,915,685

Household Products — 2.0%
Clorox Co. (The)	88,040	19,313,335
Colgate-Palmolive Co.	2,023,453	148,238,167
Energizer Holdings Inc.	30,613	1,453,811
Kimberly-Clark Corp.	815,236	115,233,608
Procter & Gamble Co. (The)	3,236,717	387,014,252
Reynolds Consumer Products Inc.	90,436	3,141,747
Spectrum Brands Holdings Inc.	101,637	4,665,138

		679,060,058

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,584,888	22,965,027
Vistra Energy Corp.	1,169,473	21,775,587

		44,740,614

Industrial Conglomerates — 1.6%
3M Co.	458,856	71,576,948
Carlisle Companies Inc.	129,481	15,494,991
General Electric Co.	20,868,729	142,533,419
Honeywell International Inc.	1,686,324	243,825,587
Roper Technologies Inc.	215,661	83,732,540

		557,163,485

Insurance — 3.5%
Aflac Inc.	1,703,530	61,378,186
Alleghany Corp.	30,452	14,895,291
Allstate Corp. (The)	752,228	72,958,594
American Financial Group Inc./OH	176,711	11,214,080
American International Group Inc.	2,068,410	64,493,024
American National Insurance Co.	14,033	1,011,358
Arch Capital Group Ltd.(b)	932,882	26,727,069
Arthur J Gallagher & Co.	451,344	44,001,527
Assurant Inc.	142,860	14,756,009
Assured Guaranty Ltd.	201,114	4,909,193
Athene Holding Ltd., Class A(a)(b)	276,859	8,635,232
Axis Capital Holdings Ltd.	181,110	7,345,822

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brighthouse Financial Inc.(a)(b)	235,624	$6,555,060
Brown & Brown Inc.(a)	534,999	21,806,559
Chubb Ltd.	1,079,213	136,649,950
Cincinnati Financial Corp.	358,900	22,980,367
CNA Financial Corp.	67,235	2,161,605
Erie Indemnity Co., Class A, NVS(a)	25,775	4,946,222
Everest Re Group Ltd.	95,866	19,767,569
Fidelity National Financial Inc.	658,813	20,199,207
First American Financial Corp.	259,989	12,484,672
Globe Life Inc.	251,429	18,663,575
Hanover Insurance Group Inc. (The)	90,733	9,193,975
Hartford Financial Services Group Inc. (The)	857,131	33,042,400
Kemper Corp.	152,284	11,043,636
Lincoln National Corp.	404,396	14,877,729
Loews Corp.	574,180	19,688,632
Markel Corp.(a)(b)	32,393	29,904,246
Marsh & McLennan Companies Inc.	270,915	29,088,144
Mercury General Corp.	65,430	2,666,273
MetLife Inc.	1,845,954	67,414,240
Old Republic International Corp.	678,296	11,063,008
Primerica Inc.(a)	36,154	4,215,556
Principal Financial Group Inc.	651,130	27,047,940
Progressive Corp. (The)	999,159	80,042,627
Prudential Financial Inc.	949,089	57,799,520
Reinsurance Group of America Inc.	162,353	12,734,969
RenaissanceRe Holdings Ltd.	77,404	13,238,406
Travelers Companies Inc. (The)	606,656	69,189,117
Unum Group	487,264	8,083,710
White Mountains Insurance Group Ltd.(a)	7,227	6,417,359
Willis Towers Watson PLC	308,537	60,766,362
WR Berkley Corp.	333,746	19,120,308

		1,185,178,328

Interactive Media & Services — 1.6%
Alphabet Inc., Class A(b)	161,505	229,022,165
Alphabet Inc., Class C, NVS(b)	159,486	225,451,004
Pinterest Inc., Class A(a)(b)	163,746	3,630,249
TripAdvisor Inc.	240,901	4,579,528
Twitter Inc.(b)	1,844,558	54,949,383
Zillow Group Inc., Class A(b)	122,739	7,055,038
Zillow Group Inc., Class C, NVS(a)(b)	289,092	16,654,590

		541,341,957

Internet & Direct Marketing Retail — 0.2%
eBay Inc.	137,746	7,224,778
Expedia Group Inc.	287,811	23,658,064
Grubhub Inc.(a)(b)	199,230	14,005,869
Qurate Retail Inc., Series A(a)(b)	912,476	8,668,522
Wayfair Inc., Class A(a)(b)	13,878	2,742,431

		56,299,664

IT Services — 2.8%
Akamai Technologies Inc.(a)(b)	67,466	7,224,934
Alliance Data Systems Corp.	112,139	5,059,712
Amdocs Ltd.	317,914	19,354,604
Automatic Data Processing Inc.	144,479	21,511,478
CACI International Inc., Class A(b)	49,922	10,827,083
Cognizant Technology Solutions Corp., Class A	1,204,472	68,438,099
DXC Technology Co.(a)	607,747	10,027,826
Euronet Worldwide Inc.(b)	120,459	11,542,381
Fidelity National Information Services Inc.	1,482,740	198,820,607
Fiserv Inc.(b)	944,682	92,219,857

Security	Shares	Value

IT Services (continued)
Genpact Ltd.	274,744	$10,033,651
Global Payments Inc.	714,633	121,216,049
International Business Machines Corp.	2,133,729	257,690,451
Jack Henry & Associates Inc.(a)	39,660	7,298,630
Leidos Holdings Inc.	291,250	27,281,388
Paychex Inc.	161,612	12,242,109
Sabre Corp.	685,757	5,527,201
Science Applications International Corp.	121,102	9,407,203
Twilio Inc., Class A(a)(b)	51,761	11,357,399
VeriSign Inc.(b)	99,784	20,638,325
Western Union Co. (The)	792,195	17,127,256
WEX Inc.(a)(b)	94,859	15,652,684

		960,498,927

Leisure Products — 0.2%
Brunswick Corp./DE	189,030	12,099,810
Hasbro Inc.	304,921	22,853,829
Mattel Inc.(b)	339,479	3,282,762
Peloton Interactive Inc., Class A(b)	177,413	10,249,149
Polaris Inc.	124,902	11,559,680

		60,045,230

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.(a)	678,090	59,922,813
Bio-Rad Laboratories Inc., Class A(b)	50,598	22,844,491
Bio-Techne Corp.	5,462	1,442,350
Bruker Corp.	142,297	5,788,642
Charles River Laboratories International Inc.(b)	13,343	2,326,352
IQVIA Holdings Inc.(b)	283,160	40,174,741
Mettler-Toledo International Inc.(b)	3,400	2,738,870
PerkinElmer Inc.(a)	215,064	21,095,628
PPD Inc.(b)	22,828	611,790
PRA Health Sciences Inc.(a)(b)	22,555	2,194,376
QIAGEN NV(a)(b)	539,044	23,076,474
Syneos Health Inc.(b)	133,879	7,798,452
Thermo Fisher Scientific Inc.	391,748	141,945,970
Waters Corp.(b)	135,845	24,506,438

		356,467,387

Machinery — 2.9%
AGCO Corp.	148,051	8,210,909
Allison Transmission Holdings Inc.	95,044	3,495,718
Caterpillar Inc.	1,300,252	164,481,878
Colfax Corp.(a)(b)	237,415	6,623,879
Crane Co.	116,618	6,934,106
Cummins Inc.	353,548	61,255,727
Deere & Co.	676,996	106,389,922
Donaldson Co. Inc.	272,920	12,696,238
Dover Corp.	344,521	33,266,948
Flowserve Corp.	311,771	8,891,709
Fortive Corp.	713,316	48,262,961
Gates Industrial Corp. PLC(a)(b)	96,839	995,505
Graco Inc.	197,906	9,497,509
IDEX Corp.	180,576	28,538,231
Illinois Tool Works Inc.	420,944	73,602,058
Ingersoll Rand Inc.(b)	830,723	23,359,931
ITT Inc.	207,137	12,167,227
Lincoln Electric Holdings Inc.	78,500	6,612,840
Middleby Corp. (The)(b)	132,013	10,421,106
Nordson Corp.(a)	25,190	4,778,795
Oshkosh Corp.	162,308	11,624,499
Otis Worldwide Corp.	978,724	55,650,247

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
PACCAR Inc.	813,477	$60,888,754
Parker-Hannifin Corp.	307,036	56,270,488
Pentair PLC	395,606	15,029,072
Snap-on Inc.	128,940	17,859,479
Stanley Black & Decker Inc.	369,764	51,537,706
Timken Co. (The)	151,770	6,904,017
Toro Co. (The)	25,360	1,682,382
Trinity Industries Inc.	217,521	4,631,022
Westinghouse Air Brake Technologies Corp.(a)	433,827	24,975,420
Woodward Inc.(a)	133,342	10,340,672
Xylem Inc./NY	428,816	27,855,887

		975,732,842

Marine — 0.0%
Kirby Corp.(a)(b)	142,786	7,647,618

Media — 2.0%
Charter Communications Inc., Class A(a)(b)	34,843	17,771,324
Comcast Corp., Class A	10,883,454	424,237,037
Discovery Inc., Class A(a)(b)	374,012	7,891,653
Discovery Inc., Class C, NVS(a)(b)	780,492	15,032,276
DISH Network Corp., Class A(a)(b)	588,997	20,326,286
Fox Corp., Class A, NVS	813,019	21,805,169
Fox Corp., Class B(b)	383,488	10,292,818
Interpublic Group of Companies Inc. (The)	931,291	15,980,953
John Wiley & Sons Inc., Class A	103,397	4,032,483
Liberty Broadband Corp., Class A(b)	59,294	7,245,134
Liberty Broadband Corp., Class C, NVS(b)	251,659	31,195,650
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	175,792	6,068,340
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	367,577	12,663,028
New York Times Co. (The), Class A(a)	390,221	16,400,989
News Corp., Class A, NVS	929,936	11,029,041
News Corp., Class B	290,636	3,473,100
Nexstar Media Group Inc., Class A	34,814	2,913,584
Omnicom Group Inc.	509,781	27,834,043
Sirius XM Holdings Inc.	1,124,857	6,602,910
ViacomCBS Inc., Class A	25,816	660,890
ViacomCBS Inc., Class B, NVS	1,300,913	30,337,291

		693,793,999

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	3,477,041	40,229,364
Newmont Corp.	1,927,228	118,987,057
Nucor Corp.	722,475	29,917,690
Reliance Steel & Aluminum Co.	151,993	14,428,696
Royal Gold Inc.	44,614	5,546,412
Southern Copper Corp.	197,741	7,864,160
Steel Dynamics Inc.	485,737	12,672,878

		229,646,257

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	1,361,071	17,557,816
Annaly Capital Management Inc.	3,431,286	22,509,236
New Residential Investment Corp.	992,990	7,377,916
Starwood Property Trust Inc.	654,943	9,797,947

		57,242,915

Multi-Utilities — 1.8%
Ameren Corp.	590,431	41,542,725
CenterPoint Energy Inc.	1,207,502	22,544,062
CMS Energy Corp.	684,938	40,014,078
Consolidated Edison Inc.	803,464	57,793,166

Security	Shares	Value

Multi-Utilities (continued)
Dominion Energy Inc.	2,013,373	$163,445,620
DTE Energy Co.	460,648	49,519,660
MDU Resources Group Inc.	477,781	10,597,183
NiSource Inc.	917,557	20,865,246
Public Service Enterprise Group Inc.	1,211,703	59,567,319
Sempra Energy	703,222	82,438,715
WEC Energy Group Inc.	757,524	66,396,979

		614,724,753

Multiline Retail — 0.5%
Dollar Tree Inc.(a)(b)	293,779	27,227,438
Kohl’s Corp.	371,236	7,710,572
Nordstrom Inc.	261,562	4,051,595
Ollie’s Bargain Outlet Holdings Inc.(b)	14,631	1,428,717
Target Corp.	1,200,091	143,926,914

		184,345,236

Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp.	692,233	3,530,388
Apache Corp.	904,969	12,217,081
Cabot Oil & Gas Corp.	939,690	16,143,874
Chevron Corp.	4,490,046	400,646,805
Cimarex Energy Co.	240,683	6,616,376
Concho Resources Inc.	467,792	24,091,288
ConocoPhillips	2,578,756	108,359,327
Continental Resources Inc./OK(a)	179,197	3,141,323
Devon Energy Corp.	915,085	10,377,064
Diamondback Energy Inc.	377,611	15,791,692
EOG Resources Inc.	1,397,544	70,799,579
EQT Corp.	610,991	7,270,793
Equitrans Midstream Corp.	887,965	7,378,989
Exxon Mobil Corp.	10,164,964	454,577,190
Hess Corp.(a)	658,369	34,110,098
HollyFrontier Corp.	357,835	10,448,782
Kinder Morgan Inc./DE	4,667,457	70,805,323
Marathon Oil Corp.	1,888,546	11,557,902
Marathon Petroleum Corp.	1,552,100	58,017,498
Murphy Oil Corp.	348,441	4,808,486
Noble Energy Inc.(a)	1,141,178	10,224,955
Occidental Petroleum Corp.(a)	1,947,586	35,640,824
ONEOK Inc.	1,051,723	34,938,238
Parsley Energy Inc., Class A	721,315	7,703,644
Phillips 66	1,046,902	75,272,254
Pioneer Natural Resources Co.	393,645	38,459,116
Targa Resources Corp.	552,085	11,080,346
Valero Energy Corp.	977,703	57,508,490
Williams Companies Inc. (The)	2,916,031	55,462,910
WPX Energy Inc.(a)(b)	963,645	6,148,055

		1,663,128,690

Personal Products — 0.1%
Coty Inc., Class A	690,606	3,087,009
Estee Lauder Companies Inc. (The), Class A	56,364	10,634,760
Herbalife Nutrition Ltd.(a)(b)	210,475	9,467,165
Nu Skin Enterprises Inc., Class A	122,941	4,700,034

		27,888,968

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	3,463,714	203,666,383
Catalent Inc.(a)(b)	368,045	26,977,699
Elanco Animal Health Inc.(a)(b)	958,272	20,554,934
Horizon Therapeutics PLC(a)(b)	32,572	1,810,352
Jazz Pharmaceuticals PLC(a)(b)	129,594	14,299,402

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	5,484,676	$771,309,986
Merck & Co. Inc.	764,521	59,120,409
Mylan NV(a)(b)	1,236,049	19,875,668
Nektar Therapeutics(a)(b)	419,649	9,719,071
Perrigo Co. PLC	327,414	18,096,172
Pfizer Inc.	13,356,149	436,746,072
Reata Pharmaceuticals Inc., Class A(b)	5,963	930,347
Zoetis Inc.	108,435	14,859,932

		1,597,966,427

Professional Services — 0.3%
CoreLogic Inc.	180,094	12,105,919
Equifax Inc.(a)	74,822	12,860,405
FTI Consulting Inc.(b)	87,527	10,026,218
IHS Markit Ltd.	433,141	32,702,145
ManpowerGroup Inc.	138,770	9,540,438
Nielsen Holdings PLC	854,023	12,690,782
Robert Half International Inc.	267,568	14,135,617
TransUnion	40,542	3,528,776

		107,590,300

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)(b)	799,879	36,170,528
Howard Hughes Corp. (The)(a)(b)	93,449	4,854,676
Jones Lang LaSalle Inc.	123,413	12,768,309

		53,793,513

Road & Rail — 1.5%
Amerco	21,378	6,460,218
CSX Corp.	1,831,112	127,701,751
JB Hunt Transport Services Inc.(a)	146,740	17,658,692
Kansas City Southern	227,330	33,938,096
Knight-Swift Transportation Holdings Inc.	299,574	12,495,231
Landstar System Inc.	17,186	1,930,160
Lyft Inc., Class A(a)(b)	571,415	18,862,409
Norfolk Southern Corp.	614,508	107,889,169
Old Dominion Freight Line Inc.(a)	32,268	5,472,330
Ryder System Inc.	125,580	4,710,506
Schneider National Inc., Class B	141,302	3,485,920
Uber Technologies Inc.(a)(b)	756,357	23,507,576
Union Pacific Corp.	798,928	135,074,757

		499,186,815

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices Inc.(b)	196,005	10,311,823
Analog Devices Inc.	776,181	95,190,838
Broadcom Inc.	49,110	15,499,607
Cirrus Logic Inc.(b)	139,983	8,648,150
Cree Inc.(a)(b)	259,389	15,353,235
Entegris Inc.(a)	20,543	1,213,064
First Solar Inc.(a)(b)	199,249	9,862,826
Intel Corp.	10,180,568	609,103,383
Marvell Technology Group Ltd.(a)	1,580,822	55,423,619
Maxim Integrated Products Inc.	425,282	25,776,342
Microchip Technology Inc.	140,746	14,821,961
Micron Technology Inc.(b)	2,670,266	137,572,104
MKS Instruments Inc.	32,309	3,658,671
ON Semiconductor Corp.(a)(b)	972,605	19,277,031
Qorvo Inc.(b)	276,988	30,615,484
Skyworks Solutions Inc.	399,900	51,131,214
Texas Instruments Inc.	1,106,714	140,519,477

		1,243,978,829

Security	Shares	Value

Software — 0.7%
2U Inc.(a)(b)	99,858	$3,790,610
Aspen Technology Inc.(a)(b)	11,020	1,141,782
Autodesk Inc.(b)	175,836	42,058,213
CDK Global Inc.	254,836	10,555,307
Ceridian HCM Holding Inc.(a)(b)	75,562	5,989,800
Citrix Systems Inc.	215,121	31,818,547
Crowdstrike Holdings Inc., Class A(b)	75,761	7,598,071
FireEye Inc.(b)	406,573	4,950,026
Guidewire Software Inc.(a)(b)	161,262	17,875,893
LogMeIn Inc.	106,598	9,036,312
Manhattan Associates Inc.(b)	16,376	1,542,619
Nuance Communications Inc.(a)(b)	673,855	17,051,901
Oracle Corp.	568,826	31,439,013
Pegasystems Inc.	9,550	966,173
RealPage Inc.(a)(b)	26,518	1,723,935
salesforce.com Inc.(b)	151,840	28,444,187
SolarWinds Corp.(a)(b)	111,559	1,971,248
SS&C Technologies Holdings Inc.	426,071	24,064,490
Synopsys Inc.(b)	25,842	5,039,190
Teradata Corp.(b)	61,615	1,281,592

		248,338,909

Specialty Retail — 1.7%
Advance Auto Parts Inc.	159,630	22,739,294
AutoNation Inc.(a)(b)	140,954	5,297,051
AutoZone Inc.(b)	23,001	25,947,888
Best Buy Co. Inc.	448,230	39,117,032
Burlington Stores Inc.(b)	16,515	3,252,299
CarMax Inc.(a)(b)	360,715	32,302,028
Dick’s Sporting Goods Inc.	147,759	6,096,537
Foot Locker Inc.	247,960	7,230,514
Gap Inc. (The)	437,455	5,520,682
Home Depot Inc. (The)	1,290,023	323,163,662
L Brands Inc.	570,244	8,536,553
Penske Automotive Group Inc.	76,296	2,953,418
Ross Stores Inc.	160,059	13,643,429
Tiffany & Co.	290,348	35,405,035
TJX Companies Inc. (The)	546,695	27,640,899
Ulta Beauty Inc.(b)	9,027	1,836,272
Williams-Sonoma Inc.	154,132	12,640,365

		573,322,958

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)(b)	344,526	18,928,259
Hewlett Packard Enterprise Co.	3,092,910	30,094,014
HP Inc.	3,432,573	59,829,747
NCR Corp.(b)	304,648	5,276,503
NetApp Inc.	243,064	10,784,750
Pure Storage Inc., Class A(b)	247,173	4,283,508
Western Digital Corp.	719,251	31,754,932
Xerox Holdings Corp.(b)	433,484	6,627,970

		167,579,683

Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)(b)	340,105	5,315,841
Carter’s Inc.	102,661	8,284,743
Columbia Sportswear Co.	69,000	5,560,020
Hanesbrands Inc.	830,996	9,381,945
PVH Corp.	168,314	8,087,488
Ralph Lauren Corp.	114,470	8,301,364
Skechers U.S.A. Inc., Class A(b)	320,540	10,058,545
Tapestry Inc.	662,781	8,801,732

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)(b)	451,222	$4,394,902
Under Armour Inc., Class C, NVS(a)(b)	454,215	4,015,261
VF Corp.	737,749	44,958,424

		117,160,265

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	809,345	6,628,536
New York Community Bancorp. Inc.	1,077,935	10,994,937
TFS Financial Corp.	105,597	1,511,093

		19,134,566

Tobacco — 1.1%
Altria Group Inc.	2,518,898	98,866,746
Philip Morris International Inc.	3,737,113	261,822,137

		360,688,883

Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	255,215	7,475,247
Fastenal Co.	259,507	11,117,280
HD Supply Holdings Inc.(b)	385,694	13,364,297
MSC Industrial Direct Co. Inc., Class A	107,061	7,795,111
United Rentals Inc.(b)	172,620	25,727,285
Univar Solutions Inc.(a)(b)	399,689	6,738,757
Watsco Inc.	78,080	13,874,816
WW Grainger Inc.	28,391	8,919,317

		95,012,110

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	175,979	5,400,796

Water Utilities — 0.2%
American Water Works Co. Inc.	434,558	55,910,232
Essential Utilities Inc.	536,109	22,645,244

		78,555,476

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	241,086	4,792,790
T-Mobile U.S. Inc.(b)	1,273,105	132,593,886
U.S. Cellular Corp.(a)(b)	34,457	1,063,687

		138,450,363

Total Common Stocks — 99.8% (Cost: $34,715,853,804)		33,923,750,736

Security	Shares	Value

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)(b)	591,990	$99,454

Total Rights — 0.0% (Cost: $219,037)		99,454

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	386,369,294	386,871,574
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	30,670,000	30,670,000

		417,541,574

Total Short-Term Investments — 1.2% (Cost: $416,897,388)		417,541,574

Total Investments in Securities — 101.0% (Cost: $35,132,970,229)		34,341,391,764

Other Assets, Less Liabilities — (1.0)%		(335,593,285)

Net Assets — 100.0%		$34,005,798,479

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	591,562,931	—	(205,193,637	)(b)	386,369,294	$386,871,574	$1,543,725	(c)	$304,838		$678,594
BlackRock Cash Funds: Treasury, SL Agency Shares	88,826,000	—	(58,156,000	)(b)	30,670,000	30,670,000	27,342		—		—
BlackRock Inc.	351,626	96,122	(94,286)		353,462	192,315,140	1,527,544		4,963,895		32,524,448

						$609,856,714	$3,098,611		$5,268,733		$33,203,042

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	330	09/18/20	$50,988	$462,891
S&P MidCap 400 E-Mini Index	129	09/18/20	22,951	(18,097)

				$444,794

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$33,923,750,736	$—	$—	$33,923,750,736
Rights	99,454	—	—	99,454
Money Market Funds	417,541,574	—	—	417,541,574

	$34,341,391,764	$—	$—	$34,341,391,764

Derivative financial instruments(a)
Assets
Futures Contracts	$462,891	$—	$—	$462,891
Liabilities
Futures Contracts	(18,097)	—	—	(18,097)

	$444,794	$—	$—	$444,794

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

10g